Note 7 - Investment in Joint Venture	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of interests in joint arrangements [text block]
7.	Investment in Joint Venture

As at
November 30, 2020,
the Company holds an
84.05%
(
2019:
84.05%
) interest in Boa Vista Gold Inc. ("BVG") pursuant to the BGC Arrangement. BVG, a corporation formed under the laws of British Virgin Islands, holds the rights to the Boa Vista Gold Project (the "Boa Vista Project") located in Pará State, Brazil.

The Company accounts for its investment in BVG using the equity method since the Company shares joint control over the strategic, financial, permitting, development and operating decisions with Majestic D&M Holdings, LLC ("Majestic"), formerly Octa Mineração Ltda, who holds a
15.95%
(
2019:
15.95%
) interest in BVG.

Changes in the Company's
84.05%
investment in BVG are summarized as follows:

	For the year
	ended November 30,
	2020	2019
	($)	($)
Balance at the beginning of year	1,388,352	1,388,080
Funding	-	151,700
Share of losses	(5,063)	(12,290)
Foreign currency translation adjustments	(309,775)	(139,138)
Balance at the end of year	1,073,514	1,388,352

	November 30,	November 30,
	2020	2019
	($)	($)
Current Assets	93,638	121,403
Non-Current Assets	1,199,069	1,550,339
	1,292,707	1,671,742
Current Liabilities	(29,272)	(37,695)
	(29,272)	(37,695)
Net assets	1,263,435	1,634,047
Ownership interest	84.05%	84.05%
Proportion of the Company's ownership interest	1,061,917	1,373,417
Foreign currency translation adjustments	11,597	14,935
Total	1,073,514	1,388,352
Due to joint venture	(26,621)	(34,283)
Carrying value of interests in joint venture	1,046,893	1,354,069

Pursuant to the terms of a shareholder's agreement among BGC, D'Gold Mineral Ltda. ("D'Gold"), a former joint venture partner of BVG, and Majestic, dated
January 21, 2010,
as amended on
May 25, 2011,
June 24, 2011
and
November 15, 2011,
a
1.5%
net smelter return royalty is payable to D'Gold and a further
1.5%
net smelter return royalty is payable to Majestic if its holdings in BVG drop below
10%.

Pursuant to a mineral rights acquisition agreement, as amended, relating to the project, Golden Tapajós Mineração Ltda. ("GT"), a subsidiary of BVG, was required to pay
R$3,620,000
in
September 2018
to the counterparty thereunder. In
May 2019,
GT renegotiated the terms of the mineral rights agreement with respect to the aforementioned payments. As a result of the amended terms of the mineral rights agreement, BVG paid
R$400,000
in
May 2019
to the counterparty and a further
R$3,220,000
will be due in
December 2022.
If GT fails to make such payment, subject to a cure period, the counterparty may
seek to terminate the agreement and the mineral rights that are the subject of the agreement will be returned to the counterparty.